Goldman Sachs Future Tech Leaders Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goldman Sachs Future Tech Leaders Equity ETF | Goldman Sachs Future Tech Leaders Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	16.22%	33.79%	(46.69%)